Lease liabilities	3 Months Ended
Mar. 31, 2025
Lease liabilities
Lease liabilities

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

16.Lease liabilities

	March 31,	December 31,
	2025	2024
	$'m	$'m

Non‑current	490.8	470.5
Current	84.0	82.1
Total lease liabilities	574.8	552.6

Lease liabilities represent the net present value of future payments due under long-term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the three month period ended March 31, 2025, payments to the value of $24.5 million (three months ended March 31, 2024: $30.3 million) were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

As of March 31, 2025, and December 31, 2024, the maturities of the contractual cash flows of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At March 31, 2025
Lease liabilities	574.8	1,178.2	95.4	189.4	180.2	713.2

At December 31, 2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0

Cash flows presented above use renewal expectation assumptions consistent with those used for the application of IFRS 16. The weighted average remaining lease term remaining as of March 31, 2025, is 13 years.